Leases - The Group as a Lessee (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Quantitative Information About Right-Of-Use Assets
(a)
Carrying amounts, additions and depreciation charge during the year

Right-of-use (“ROU”) assets:

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	24,390	24,858
Additions	33	813
Expiration of leases	—	(702)
Shortening of leases	(660)	(198)
Renewal and modification of leases	1,554	—
Currency revaluation adjustments	(232)	(381)
End of financial year	25,085	24,390
Accumulated depreciation and impairment
Beginning of financial year	12,915	9,439
Depreciation charge	4,595	4,556
Impairment charge	18	—
Expiration of leases	(642)	(702)
Shortening of leases	—	(153)
Impairment written off during the year	(18)	—
Currency revaluation adjustments	(197)	(225)
End of financial year	16,671	12,915
Net book value	8,414	11,475

Lease liabilities:

	2023	2022
	S$’000	S$’000
Current	4,222	4,104
Non-current	5,352	8,339
	9,574	12,443

(b)
Interest expense

	2023	2022	2021
	S$’000	S$’000	S$’000
Interest expense on lease liabilities	546	648	742
(c)
Lease expense not capitalised in lease liabilities

	2023	2022	2021
	S$’000	S$’000	S$’000
Short-term lease expense	49	112	94
Low-value lease expense	47	52	61
Total	96	164	155